Commitments and Contingencies (Details) - Schedule of milestone payments are to be made upon achievements of certain conditions	Dec. 31, 2022 USD ($)
Drug molecules: up to the conditions and milestones of
Preclinical to IND filing	$ 222,564
From entering phase 1 to before first commercial sale	20,336,410
First commercial sale	14,282,051
Net sales amount more than certain threshold in a year	65,769,231
Subtotal	100,610,256
Diagnostics technology: up to the conditions and milestones of
Before FDA approval	205,554
Total	$ 100,815,810